UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Enhanced 500 Fund

Gotham Index Plus Fund

Gotham Total Return Fund

Institutional Class Shares

SEMI-ANNUAL REPORT

March 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2015

(Unaudited)

Total Returns for the Period Ended March 31, 2015
Since Inception†
Institutional Class Shares	-1.00%*
S&P 500® Index	0.95%**

†	Not Annualized.

*	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2014, are 3.85% and 3.84%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any taxes, “Acquired Fund fees and expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®’). The S&P 500® is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. This index is unmanaged and investors cannot invest directly in this index.

An investment in the Fund is subject to risk. The Fund seeks long-term capital appreciation. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2015

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested from December 31, 2014, the commencement of operations, and held for the entire period through March 31, 2015.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Enhanced 500 Fund
	Beginning Account Value December 31, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio*	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$ 990.00	2.25%	$ 5.52
Hypothetical (5% return before expenses)	1,000.00	1,013.71	2.25%	11.29

*

Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period from December 31, 2014, commencement of operations, to March 31, 2015, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (90), then divided by 365 to reflect the period. The Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of (1.00)%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 2.25% of average net assets for the period from December 31, 2014 to March 31, 2015. Hypothetical expenses are as if the Institutional Class Shares had been in existence from October 1, 2014, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2015

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks
Technology Hardware & Equipment	21.7%	$1,217,433
Capital Goods	18.6	1,044,081
Retailing	15.4	866,502
Energy	12.0	671,601
Software & Services	11.9	670,391
Diversified Financials	11.6	651,938
Food, Beverage & Tobacco	10.0	562,954
Semiconductors & Semiconductor Equipment	8.4	472,801
Materials	8.2	459,163
Health Care Equipment & Services	8.1	455,844
Insurance	7.3	410,391
Pharmaceuticals, Biotechnology & Life Sciences	6.3	354,121
Consumer Durables & Apparel	6.1	343,292
Media	6.1	341,430
Food & Staples Retailing	5.2	291,339
Banks	4.3	238,849
Commercial & Professional Services	2.3	126,617
Automobiles & Components	0.8	45,897
Household & Personal Products	0.4	24,886
Telecommunication Services	0.3	17,989
Transportation	0.1	6,716
Consumer Serices	0.1	3,263
Exchange Traded Funds	10.5	587,293

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks
Household & Personal Products	(0.0)%	$(1,358)
Technology Hardware & Equipment	(0.0)	(1,582)
Media	(0.1)	(5,820)
Banks	(0.2)	(11,492)
Commercial & Professional Services	(0.6)	(31,236)
Capital Goods	(1.1)	(60,509)
Automobiles & Components	(1.1)	(62,935)
Telecommunications Services	(1.2)	(68,954)
Food & Staples Retailing	(1.2)	(69,074)
Consumer Durables & Apparel	(1.5)	(83,337)
Insurance	(1.8)	(102,345)
Diversified Financials	(1.9)	(104,788)
Food, Beverage & Tobacco	(2.4)	(132,039)
Semiconductors & Semiconductor Equipment	(2.8)	(157,753)
Transportation	(2.9)	(159,741)
Health Care Equipment & Services	(3.6)	(201,412)
Consumer Services	(3.7)	(206,737)
Retailing	(4.3)	(241,129)
Real Estate	(5.5)	(305,575)
Utilities	(5.6)	(316,067)
Materials	(5.7)	(322,344)
Pharmaceuticals, Biotechnology & Life Sciences	(6.2)	(346,672)
Software & Services	(7.5)	(422,967)
Energy	(15.9)	(893,677)
Other Assets in Excess of Liabilities	1.1	60,222

NET ASSETS	100.0%	$5,615,470

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
Exchange Traded Funds	99.1%	$4,921,498
Other Assets in Excess of Liabilities	0.9	43,211

NET ASSETS	100.0%	$4,964,709

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.4%	$1,979,992
Other Assets in Excess of Liabilities	0.6	12,293

NET ASSETS	100.0%	$1,992,285

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 175.7%
COMMON STOCKS — 165.2%
Automobiles & Components — 0.8%
Delphi Automotive PLC (Jersey)	213	$16,985
Goodyear Tire & Rubber Co. (The)†	1,043	28,244
Harley-Davidson, Inc.	11	668

		45,897

Banks — 4.3%
BB&T Corp.(a)	34	1,326
Comerica, Inc.(a)	8	361
Fifth Third Bancorp†(a)	3,194	60,207
Huntington Bancshares, Inc.	17	188
JPMorgan Chase & Co.†	1,317	79,784
KeyCorp.(a)	40	566
M&T Bank Corp.	2	254
PNC Financial Services Group, Inc. (The)†(a)	53	4,942
Regions Financial Corp.†(a)	5,025	47,486
SunTrust Banks, Inc.(a)	25	1,027
US Bancorp†	73	3,188
Wells Fargo & Co.†(a)	722	39,277
Zions Bancorporation	9	243

		238,849

Capital Goods — 18.6%
3M Co.†	31	5,113
Allegion PLC (Ireland)	4	245
AMETEK, Inc.	2	105
Boeing Co. (The)†	637	95,601
Caterpillar, Inc.†(a)	1,850	148,056
Cummins, Inc.	5	693
Dover Corp.†(a)	639	44,168
Eaton Corp. PLC (Ireland)†	14	951
Emerson Electric Co.†	32	1,812
Flowserve Corp.†(a)	515	29,092
Fluor Corp.†	597	34,125
General Dynamics Corp.†(a)	367	49,813
Honeywell International, Inc.(a)	583	60,813
Illinois Tool Works, Inc.†	106	10,297
Ingersoll-Rand PLC (Ireland)†	821	55,894
Jacobs Engineering Group, Inc.*†(a)	496	22,399
L-3 Communications Holdings, Inc.†	324	40,756
Lockheed Martin Corp.†	15	3,044
Masco Corp.†	340	9,078
Northrop Grumman Corp.†	27	4,346
PACCAR, Inc.(a)	16	1,010
Parker-Hannifin Corp.†(a)	561	66,636

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)†	716	$45,029
Precision Castparts Corp.†	7	1,470
Raytheon Co.†	1,176	128,478
Rockwell Automation, Inc.†(a)	136	15,775
Snap-on, Inc.†	222	32,647
Stanley Black & Decker, Inc.†	601	57,311
Textron, Inc.(a)	7	310
WW Grainger, Inc.†(a)	258	60,839
Xylem, Inc.†(a)	519	18,175

		1,044,081

Commercial & Professional Services — 2.3%
Cintas Corp.†	23	1,878
Dun & Bradstreet Corp. (The)(a)	137	17,585
Nielsen Holdings NV (Netherlands)	17	758
Pitney Bowes, Inc.†	769	17,933
Republic Services, Inc.(a)	16	649
Robert Half International, Inc.(a)	1	61
Tyco International PLC (Ireland)	4	172
Waste Management, Inc.†	1,615	87,581

		126,617

Consumer Durables & Apparel — 6.1%
Coach, Inc.†(a)	1,056	43,750
Fossil Group, Inc.*(a)	195	16,078
Garmin Ltd. (Switzerland)	735	34,927
Hanesbrands, Inc.	16	536
Harman International Industries, Inc.	3	401
Hasbro, Inc.†	476	30,102
Mattel, Inc.†	1,295	29,591
Michael Kors Holdings Ltd. (British Virgin Islands)*†	769	50,562
Mohawk Industries, Inc.*	1	186
Newell Rubbermaid, Inc.†(a)	10	391
PVH Corp.(a)	316	33,673
Ralph Lauren Corp.†	335	44,052
VF Corp.†	784	59,043

		343,292

Consumer Services — 0.1%
Marriott International, Inc., Class A(a)	7	562
McDonald’s Corp.†	20	1,949
Starwood Hotels & Resorts Worldwide, Inc.	9	752

		3,263

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 11.6%
American Express Co.(a)	109	$8,515
Ameriprise Financial, Inc.(a)	8	1,047
BlackRock, Inc.	80	29,267
Capital One Financial Corp.†	1,967	155,039
CME Group, Inc.†(a)	281	26,614
Discover Financial Services, Inc.†	1,720	96,922
Franklin Resources, Inc.†(a)	2,384	122,347
Goldman Sachs Group, Inc. (The)†(a)	646	121,429
Invesco, Ltd. (Bermuda)	20	794
Legg Mason, Inc.†(a)	432	23,846
Moody’s Corp.(a)	7	727
NASDAQ OMX Group, Inc. (The)†(a)	646	32,907
Navient Corp.†	1,550	31,512
T Rowe Price Group, Inc.(a)	12	972

		651,938

Energy — 12.0%
Baker Hughes, Inc.†	1,662	105,670
Cameron International Corp.*†	748	33,750
Chesapeake Energy Corp.(a)	2,539	35,952
Ensco PLC, Class A (United Kingdom)	897	18,900
FMC Technologies, Inc.*†	899	33,272
Halliburton Co.†	487	21,370
Hess Corp.(a)	790	53,617
National Oilwell Varco, Inc.†(a)	1,627	81,334
Phillips 66†(a)	15	1,179
Schlumberger Ltd. (Curacao)†	1,798	150,025
Transocean Ltd. (Switzerland)(a)	1,388	20,362
Valero Energy Corp.†	1,826	116,170

		671,601

Food & Staples Retailing — 5.2%
CVS Health Corp.†(a)	1,338	138,095
Sysco Corp	142	5,358
Wal-Mart Stores, Inc.†	1,798	147,886

		291,339

Food, Beverage & Tobacco — 10.0%
Altria Group, Inc.†	1,516	75,830
Archer-Daniels-Midland Co.(a)	11	521
Campbell Soup Co.†(a)	921	42,873
Coca-Cola Co. (The)	130	5,272
Coca-Cola Enterprises, Inc.†(a)	920	40,664
ConAgra Foods, Inc.	6	219
Dr Pepper Snapple Group, Inc.†(a)	164	12,871

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.(a)	1,115	$63,109
Hormel Foods Corp.(a)	12	682
JM Smucker Co. (The)	8	926
Kellogg Co.†(a)	1,363	89,890
Kraft Foods Group, Inc.†	696	60,632
Lorillard, Inc.†	1,378	90,052
Mondelez International, Inc., Class A(a)	31	1,119
PepsiCo, Inc.†(a)	523	50,009
Philip Morris International, Inc.†(a)	321	24,181
Reynolds American, Inc.†	59	4,066
Tyson Foods, Inc., Class A	1	38

		562,954

Health Care Equipment & Services — 8.1%
Aetna, Inc.†	568	60,509
Anthem, Inc.†	456	70,411
Cardinal Health, Inc.(a)	16	1,444
Cigna Corp.†	871	112,742
DENTSPLY International, Inc.†	539	27,430
Express Scripts Holding Co.*(a)	35	3,037
HCA Holdings, Inc.*(a)	8	602
Henry Schein, Inc.*	1	140
Humana, Inc.†	2	356
Medtronic PLC (Ireland)†	46	3,588
Quest Diagnostics, Inc.†	551	42,344
St Jude Medical, Inc.†	1,097	71,744
Stryker Corp.	18	1,660
UnitedHealth Group, Inc.†	390	46,133
Universal Health Services, Inc., Class B	4	471
Varian Medical Systems, Inc.*(a)	2	188
Zimmer Holdings, Inc.(a)	111	13,045

		455,844

Household & Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A†	167	13,888
Kimberly-Clark Corp.	4	428
Procter & Gamble Co. (The)†(a)	129	10,570

		24,886

Insurance — 7.3%
Ace Ltd. (Switzerland)	4	446
Aflac, Inc.†(a)	1,538	98,447
Allstate Corp. (The)†	647	46,047

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
American International Group, Inc.†	1,620	$88,760
Aon PLC (United Kingdom)	14	1,346
Assurant, Inc.†(a)	266	16,335
Chubb Corp. (The)†	12	1,213
Hartford Financial Services Group, Inc. (The)	2	84
Lincoln National Corp.†(a)	13	747
Loews Corp.	17	694
Marsh & McLennan Cos, Inc.†	1,087	60,970
MetLife, Inc.†(a)	1,228	62,075
Principal Financial Group, Inc.(a)	9	462
Progressive Corp. (The)†	28	762
Torchmark Corp.†(a)	7	384
Travelers Cos, Inc. (The)†	288	31,141
XL Group PLC (Ireland)†	13	478

		410,391

Materials — 8.2%
Alcoa, Inc.(a)	58	749
Avery Dennison Corp.†	346	18,307
Ball Corp.†	524	37,015
Dow Chemical Co. (The)†(a)	1,394	66,884
El du Pont de Nemours & Co.	376	26,873
International Flavors & Fragrances, Inc.(a)	2	235
International Paper Co.†(a)	1,622	90,005
Lyondellbasell Industries NV, Class A (Netherlands)	1,865	163,747
Monsanto Co.	17	1,913
Newmont Mining Corp.	24	521
Owens-Illinois, Inc.*†(a)	629	14,668
Praxair, Inc.	13	1,570
Sealed Air Corp.†(a)	805	36,676

		459,163

Media — 6.1%
CBS Corp., Class B, non-voting shares†	1,900	115,197
Comcast Corp., Class A	121	6,833
DIRECTV*†	24	2,042
Discovery Communications, Inc., Class A*(a)	2,298	70,686
Gannett Co., Inc.†	869	32,223
Interpublic Group of Cos, Inc. (The)†	1,584	35,038
News Corp., Class A*(a)	27	432
Omnicom Group, Inc.†(a)	944	73,613

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Time Warner Cable, Inc.	7	$1,049
Time Warner, Inc.	39	3,293
Viacom, Inc., Class B†	15	1,024

		341,430

Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
AbbVie, Inc.(a)	62	3,629
Amgen, Inc.(a)	36	5,755
Gilead Sciences, Inc.*†(a)	1,058	103,822
Johnson & Johnson†	540	54,324
Merck & Co, Inc.†	137	7,875
Pfizer, Inc.†	5,137	178,716

		354,121

Retailing — 15.4%
Bed Bath & Beyond, Inc.*†(a)	6	460
Best Buy Co., Inc.†	1,345	50,827
Dollar General Corp.†(a)	603	45,454
Dollar Tree, Inc.*†	787	63,861
GameStop Corp., Class A(a)	419	15,905
Gap, Inc. (The)(a)	1,613	69,891
Genuine Parts Co.	302	28,143
Home Depot, Inc. (The)(a)	43	4,885
Kohl’s Corp.†(a)	777	60,800
L Brands, Inc.†	1,118	105,416
Macy’s, Inc.†(a)	1,305	84,708
Nordstrom, Inc.	10	803
Target Corp.†(a)	1,995	163,730
Tiffany & Co.(a)	362	31,860
TJX Cos, Inc. (The)†	1,990	139,400
Tractor Supply Co.	1	85
Urban Outfitters, Inc.*(a)	6	274

		866,502

Semiconductors & Semiconductor Equipment — 8.4%
Broadcom Corp., Class A	29	1,255
First Solar, Inc.*(a)	384	22,959
Intel Corp.†(a)	5,815	181,835
Linear Technology Corp.(a)	11	515
Micron Technology, Inc.*†	4,117	111,694
NVIDIA Corp.(a)	2,086	43,650
Texas Instruments, Inc.†(a)	1,198	68,508
Xilinx, Inc.†(a)	1,002	42,385

		472,801

Software & Services — 11.9%
Accenture PLC, Class A (Ireland)†	425	39,818

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA, Inc.†(a)	1,678	$54,720
Computer Sciences Corp.†(a)	541	35,316
International Business Machines Corp.†(a)	1,189	190,834
Microsoft Corp.†	3,582	145,626
Oracle Corp.†	453	19,547
Paychex, Inc.(a)	17	843
Symantec Corp.	2,612	61,029
Teradata Corp.*†(a)	579	25,557
VeriSign, Inc.*(a)	2	134
Western Union Co. (The)(a)	1,997	41,558
Xerox Corp.†	4,312	55,409

		670,391

Technology Hardware & Equipment — 21.7%
Apple, Inc.†	1,494	185,898
Cisco Systems, Inc.†	5,201	143,158
Corning, Inc.†	3,845	87,205
EMC Corp.†(a)	4,069	104,004
F5 Networks, Inc.*(a)	4	460
FLIR Systems, Inc.	1	31
Harris Corp.†(a)	397	31,268
Hewlett-Packard Co.†(a)	5,966	185,901
Juniper Networks, Inc.†(a)	1,607	36,286
Motorola Solutions, Inc.†(a)	44	2,933
NetApp, Inc.†(a)	1,247	44,219
QUALCOMM, Inc.†	2,778	192,627
SanDisk Corp.†	906	57,640
Seagate Technology PLC†	1,256	65,350
Western Digital Corp.†	884	80,453

		1,217,433

Telecommunication Services — 0.3%
AT&T, Inc.(a)	248	8,097
Verizon Communications, Inc.†	199	9,677
Windstream Holdings, Inc.(a)	29	215

		17,989

Transportation — 0.1%
CH Robinson Worldwide, Inc.†	7	513
Delta Air Lines, Inc.(a)	39	1,753
Expeditors International of Washington, Inc.†	10	482
Union Pacific Corp.(a)	8	866

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B†	32	$3,102

		6,716

TOTAL COMMON STOCKS (Cost $9,243,897)		9,277,498

EXCHANGE TRADED FUNDS — 10.5%
SPDR S&P 500 ETF Trust	2,845	587,293

TOTAL EXCHANGE TRADED FUNDS (Cost $587,985)		587,293

TOTAL LONG POSITIONS - 175.7% (Cost $9,831,882)		9,864,791

SHORT POSITIONS — (76.8)%
COMMON STOCKS — (76.8)%
Automobiles & Components — (1.1)%
BorgWarner, Inc.	(4)	(242)
General Motors Co.	(1,657)	(62,138)
Johnson Controls, Inc.	(11)	(555)

		(62,935)

Banks — (0.2)%
Bank of America Corp.	(33)	(508)
Citigroup, Inc.	(20)	(1,030)
Hudson City Bancorp, Inc.	(944)	(9,893)
People’s United Financial, Inc.	(4)	(61)

		(11,492)

Capital Goods — (1.1)%
Danaher Corp.	(5)	(425)
Deere & Co.	(4)	(351)
Fastenal Co.	(7)	(290)
Joy Global, Inc.	(21)	(823)
Pall Corp.	(1)	(100)
Quanta Services, Inc.*	(390)	(11,127)
Rockwell Collins, Inc.	(193)	(18,634)
Roper Industries, Inc.	(2)	(344)
United Rentals, Inc.*	(115)	(10,483)
United Technologies Corp.	(153)	(17,932)

		(60,509)

Commercial & Professional Services — (0.6)%
ADT Corp. (The)	(307)	(12,747)
Equifax, Inc.	(1)	(93)
Stericycle, Inc.*	(131)	(18,396)

		(31,236)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (1.5)%
DR Horton, Inc.	(652)	$(18,569)
Leggett & Platt, Inc.	(245)	(11,292)
NIKE, Inc., Class B	(16)	(1,605)
PulteGroup, Inc.	(2)	(44)
Under Armour, Inc., Class A*	(294)	(23,741)
Whirlpool Corp.	(139)	(28,086)

		(83,337)

Consumer Services — (3.7)%
Carnival Corp. (Panama)	(783)	(37,459)
Chipotle Mexican Grill, Inc.*	(55)	(35,780)
Darden Restaurants, Inc.	(2)	(139)
Royal Caribbean Cruises, Ltd. (Liberia)	(391)	(32,003)
Starbucks Corp.	(591)	(55,968)
Wyndham Worldwide Corp.	(1)	(90)
Wynn Resorts Ltd.	(181)	(22,784)
Yum! Brands, Inc.	(286)	(22,514)

		(206,737)

Diversified Financials — (1.9)%
Affiliated Managers Group, Inc.*	(2)	(429)
Bank of New York Mellon Corp. (The)	(31)	(1,247)
Berkshire Hathaway, Inc., Class B*	(54)	(7,793)
Charles Schwab Corp. (The)	(1,768)	(53,818)
E*TRADE Financial Corp.*	(516)	(14,734)
Intercontinental Exchange, Inc.	(2)	(467)
Leucadia National Corp.	(656)	(14,622)
McGraw-Hill Financial, Inc.	(1)	(103)
Morgan Stanley	(19)	(678)
Northern Trust Corp.	(129)	(8,985)
State Street Corp.	(26)	(1,912)

		(104,788)

Energy — (15.9)%
Anadarko Petroleum Corp.	(905)	(74,943)
Apache Corp.	(672)	(40,542)
Cabot Oil & Gas Corp.	(127)	(3,750)
Chevron Corp.	(844)	(88,603)
Cimarex Energy Co.	(156)	(17,954)
ConocoPhillips	(33)	(2,055)
CONSOL Energy, Inc.	(411)	(11,463)
Devon Energy Corp.	(215)	(12,967)
EOG Resources, Inc.	(947)	(86,830)
EQT Corp.	(270)	(22,375)
Exxon Mobil Corp.	(131)	(11,135)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	(192)	$(13,069)
Kinder Morgan, Inc.	(2,091)	(87,947)
Marathon Oil Corp.	(1,204)	(31,436)
Marathon Petroleum Corp.	(488)	(49,966)
Murphy Oil Corp.	(1)	(47)
Newfield Exploration Co.*	(245)	(8,597)
Noble Corp. PLC (United Kingdom)	(442)	(6,312)
Noble Energy, Inc.	(646)	(31,589)
Occidental Petroleum Corp.	(860)	(62,780)
ONEOK, Inc.	(371)	(17,897)
Pioneer Natural Resources Co.	(265)	(43,330)
QEP Resources, Inc.	(318)	(6,630)
Range Resources Corp.	(301)	(15,664)
Southwestern Energy Co.*	(632)	(14,656)
Spectra Energy Corp.	(1,197)	(43,295)
Tesoro Corp.	(223)	(20,358)
Williams Cos, Inc. (The)	(1,334)	(67,487)

		(893,677)

Food & Staples Retailing — (1.2)%
Costco Wholesale Corp.	(159)	(24,088)
Kroger Co. (The)	(150)	(11,499)
Whole Foods Market, Inc.	(643)	(33,487)

		(69,074)

Food, Beverage & Tobacco — (2.4)%
Brown-Forman Corp., Class B	(170)	(15,360)
Constellation Brands, Inc., Class A*	(344)	(39,976)
Hershey Co. (The)	(2)	(202)
Keurig Green Mountain, Inc.	(289)	(32,290)
McCormick & Co., Inc., non-voting shares	(40)	(3,084)
Mead Johnson Nutrition Co.	(120)	(12,064)
Monster Beverage Corp.*	(210)	(29,063)

		(132,039)

Health Care Equipment & Services — (3.6)%
Abbott Laboratories	(6)	(278)
AmerisourceBergen Corp.	(228)	(25,917)
Baxter International, Inc.	(6)	(411)
Becton Dickinson and Co.	(70)	(10,051)
Boston Scientific Corp.*	(1,949)	(34,595)
Cerner Corp.*	(611)	(44,762)
CR Bard, Inc.	(2)	(335)
DaVita HealthCare Partners, Inc.*	(126)	(10,241)
Edwards Lifesciences Corp.*	(192)	(27,352)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	(65)	$(32,827)
Laboratory Corp. of America Holdings*	(1)	(126)
McKesson Corp.	(7)	(1,583)
Patterson Cos, Inc.	(121)	(5,904)
Tenet Healthcare Corp.*	(142)	(7,030)

		(201,412)

Household & Personal Products — 0.0%
Clorox Co. (The)	(1)	(110)
Colgate-Palmolive Co.	(18)	(1,248)

		(1,358)

Insurance — (1.8)%
Cincinnati Financial Corp.	(292)	(15,558)
Genworth Financial, Inc., Class A*	(886)	(6,477)
Prudential Financial, Inc.	(811)	(65,131)
Unum Group	(450)	(15,179)

		(102,345)

Materials — (5.7)%
Air Products & Chemicals, Inc.	(382)	(57,789)
Airgas, Inc.	(133)	(14,113)
Allegheny Technologies, Inc.	(194)	(5,822)
CF Industries Holdings, Inc.	(88)	(24,964)
Eastman Chemical Co.	(265)	(18,354)
Ecolab, Inc.	(7)	(801)
FMC Corp.	(3)	(172)
Freeport-McMoRan, Inc.	(1,085)	(20,561)
Martin Marietta Materials, Inc.	(120)	(16,776)
MeadWestvaco Corp.	(4)	(199)
Mosaic Co. (The)	(656)	(30,215)
Nucor Corp.	(569)	(27,045)
PPG Industries, Inc.	(242)	(54,581)
Sherwin-Williams Co. (The)	(108)	(30,726)
Sigma-Aldrich Corp.	(3)	(415)
Vulcan Materials Co.	(235)	(19,811)

		(322,344)

Media — (0.1)%
Cablevision Systems Corp., Class A	(4)	(73)
Scripps Networks Interactive, Inc., Class A	(2)	(137)
Twenty-First Century Fox, Inc., Class A	(48)	(1,624)
Walt Disney Co. (The)	(38)	(3,986)

		(5,820)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (6.2)%
Actavis PLC (Ireland)*	(168)	$(49,981)
Alexion Pharmaceuticals, Inc.*	(223)	(38,646)
Biogen, Inc.*	(6)	(2,533)
Bristol-Myers Squibb Co.	(316)	(20,382)
Celgene Corp.*	(152)	(17,523)
Eli Lilly & Co.	(18)	(1,308)
Endo International PLC (Ireland)*	(274)	(24,578)
Hospira, Inc.*	(4)	(351)
Mallinckrodt PLC (Ireland)*	(207)	(26,217)
Mylan NV*	(168)	(9,971)
PerkinElmer, Inc.	(61)	(3,120)
Perrigo Co. PLC (Ireland)	(95)	(15,727)
Regeneron Pharmaceuticals, Inc.*	(83)	(37,473)
Thermo Fisher Scientific, Inc.	(346)	(46,482)
Vertex Pharmaceuticals, Inc.*	(441)	(52,025)
Waters Corp.*	(1)	(124)
Zoetis, Inc.	(5)	(231)

		(346,672)

Real Estate — (5.5)%
American Tower Corp.	(150)	(14,123)
Apartment Investment & Management Co., Class A	(2)	(79)
AvalonBay Communities, Inc.	(31)	(5,402)
Boston Properties, Inc.	(175)	(24,584)
Crown Castle International Corp.	(222)	(18,324)
Equity Residential	(394)	(30,677)
Essex Property Trust, Inc.	(113)	(25,979)
General Growth Properties, Inc.	(1,479)	(43,704)
HCP, Inc.	(11)	(475)
Health Care REIT, Inc.	(438)	(33,884)
Host Hotels & Resorts, Inc.	(17)	(343)
Kimco Realty Corp.	(10)	(269)
Macerich Co. (The)	(282)	(23,781)
Plum Creek Timber Co., Inc.	(4)	(174)
Prologis, Inc.	(288)	(12,545)
Public Storage	(4)	(789)
Simon Property Group, Inc.	(66)	(12,912)
SL Green Realty Corp.	(2)	(257)
Ventas, Inc.	(443)	(32,348)
Vornado Realty Trust	(219)	(24,528)
Weyerhaeuser Co.	(12)	(398)

		(305,575)

Retailing — (4.3)%
Amazon.com, Inc.*	(233)	(86,699)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Autonation, Inc.*	(202)	$(12,995)
AutoZone, Inc.*	(2)	(1,364)
CarMax, Inc.*	(376)	(25,948)
Expedia, Inc.	(236)	(22,215)
Family Dollar Stores, Inc.	(204)	(16,165)
Lowe’s Cos, Inc.	(2)	(149)
Netflix, Inc.*	(107)	(44,586)
O’Reilly Automotive, Inc.*	(16)	(3,460)
Priceline Group, Inc. (The)*	(5)	(5,821)
Ross Stores, Inc.	(4)	(421)
Staples, Inc.	(6)	(98)
TripAdvisor, Inc.*	(255)	(21,208)

		(241,129)

Semiconductors & Semiconductor Equipment — (2.8)%
Altera Corp.	(5)	(215)
Analog Devices, Inc.	(363)	(22,869)
Applied Materials, Inc.	(1,067)	(24,072)
Avago Technologies Ltd.	(457)	(58,030)
KLA-Tencor Corp.	(108)	(6,295)
Lam Research Corp.	(320)	(22,475)
Microchip Technology, Inc.	(358)	(17,506)
Skyworks Solutions, Inc.	(64)	(6,291)

		(157,753)

Software & Services — (7.5)%
Adobe Systems, Inc.*	(891)	(65,880)
Akamai Technologies, Inc.*	(318)	(22,592)
Autodesk, Inc.*	(405)	(23,749)
Automatic Data Processing, Inc.	(319)	(27,319)
Citrix Systems, Inc.*	(287)	(18,331)
Electronic Arts, Inc.*	(4)	(235)
Facebook, Inc., Class A*	(795)	(65,361)
Fidelity National Information Services, Inc.	(3)	(204)
Fiserv, Inc.*	(6)	(476)
Google, Inc., Class C*	(71)	(38,908)
Intuit, Inc.	(501)	(48,577)
MasterCard, Inc., Class A	(80)	(6,911)
Red Hat, Inc.*	(327)	(24,770)
salesforce.com inc*	(1,161)	(77,566)
Total System Services, Inc.	(5)	(191)
Visa, Inc., Class A	(29)	(1,897)

		(422,967)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 0.0%
Amphenol Corp., Class A	(22)	$(1,296)
TE Connectivity Ltd. (Switzerland)	(4)	(286)

		(1,582)

Telecommunication Services — (1.2)%
CenturyLink, Inc.	(1)	(35)
Equinix, Inc.	(101)	(23,518)
Frontier Communications Corp.	(1,789)	(12,612)
Level 3 Communications, Inc.*	(609)	(32,789)

		(68,954)

Transportation — (2.9)%
American Airlines Group, Inc.	(1,279)	(67,506)
CSX Corp.	(103)	(3,411)
FedEx Corp.	(134)	(22,170)
Kansas City Southern	(197)	(20,110)
Norfolk Southern Corp.	(4)	(412)
Ryder System, Inc.	(94)	(8,920)
Southwest Airlines Co.	(840)	(37,212)

		(159,741)

Utilities — (5.6)%
AGL Resources, Inc.	(3)	(149)
Ameren Corp.	(432)	(18,230)
American Electric Power Co., Inc.	(381)	(21,431)
CenterPoint Energy, Inc.	(766)	(15,634)
CMS Energy Corp.	(7)	(244)
Consolidated Edison, Inc.	(7)	(427)
Dominion Resources, Inc.	(474)	(33,592)
DTE Energy Co.	(154)	(12,426)
Duke Energy Corp.	(16)	(1,228)
Edison International	(138)	(8,621)
Entergy Corp.	(4)	(310)
Eversource Energy	(355)	(17,935)
Exelon Corp.	(797)	(26,787)
FirstEnergy Corp.	(739)	(25,909)
Integrys Energy Group, Inc.	(1)	(72)
NextEra Energy, Inc.	(114)	(11,862)
NiSource, Inc.	(562)	(24,818)
NRG Energy, Inc.	(8)	(202)
Pepco Holdings, Inc.	(361)	(9,686)
PG&E Corp.	(439)	(23,298)
Pinnacle West Capital Corp.	(3)	(191)
PPL Corp.	(12)	(404)
Public Service Enterprise Group, Inc.	(12)	(503)
SCANA Corp.	(171)	(9,403)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

March 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(5)	$(545)
Southern Co. (The)	(280)	(12,398)
TECO Energy, Inc.	(414)	(8,032)
Wisconsin Energy Corp.	(6)	(297)
Xcel Energy, Inc.	(903)	(31,433)

		(316,067)

TOTAL COMMON STOCK (Proceeds $4,244,033)		(4,309,543)

TOTAL SECURITES SOLD SHORT - (76.8)% (Proceeds $4,244,033)		(4,309,543)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		60,222

NET ASSETS - 100.0%		$5,615,470

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. (see Note 5 of the Notes to Financial Statements)

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2015

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 99.1%
SPDR S&P 500 ETF Trust	23,841	$4,921,498

TOTAL EXCHANGE TRADED FUNDS (Cost $4,956,789)		4,921,498

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		43,211

NET ASSETS - 100.0%		$4,964,709

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2015

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund	114,782	$1,187,994
Gotham Enhanced 500 Fund*	60,000	594,000
Gotham Neutral Fund	18,893	197,998

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,979,992)		1,979,992

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		12,293

NET ASSETS - 100.0%		$1,992,285

*	Non-income producing.
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the underlying funds can be found on the SEC website. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Assets and Liabilities

March 31, 2015

(Unaudited)

	Gotham Enhanced 500 Fund	Gotham Index Plus Fund	Gotham Total Return Fund
Assets
Investments, at value (Cost $9,831,882, $4,956,789 and $1,979,992, respectively)	$9,864,791	$4,921,498	$1,979,992
Cash collateral for securities on loan	1,125,124	—	—
Cash	48,257	—	—
Deposits with brokers for securities sold short	10,155	—	—
Receivables:
Investments sold	271,311	—	1,313,971
Capital shares sold	594,000	5,000,000	2,000,000
Dividends and interest	12,477	—	—
Investment Adviser	7,010	—	—
Prepaid expenses and other assets	20,959	—	—

Total assets	11,954,084	9,921,498	5,293,963

Liabilities
Securities sold short, at value (proceeds $4,244,033, $0 and $0, respectively)	4,309,543	—	—
Payables:
Securities lending collateral	1,125,124	—	—
Investments purchased	855,642	4,956,789	3,301,678
Administration and accounting fees	13,984	—	—
Dividends and fees on securities sold short	5,750	—	—
Due to custodian	2,605	—	—
Accrued expenses	25,966	—	—

Total liabilities	6,338,614	4,956,789	3,301,678

Net Assets	$5,615,470	$4,964,709	$1,992,285

Net Assets Consisted of:
Capital stock, $0.01 par value	$5,673	$5,000	$2,000
Paid-in capital	5,658,327	4,995,000	1,998,000
Accumulated net investment loss	(377)	—	—
Accumulated net realized loss from investments and securities sold short	(15,552)	—	(7,715)
Net unrealized depreciation on investments and securities sold short	(32,601)	(35,291)	—

Net Assets	$5,615,470	$4,964,709	$1,992,285

Institutional Class:
Net assets	$5,615,470	$4,964,709	$1,992,285

Shares Outstanding	567,284	500,000	200,000

Net asset value, offering and redemption price per share	$9.90	$9.93	$9.96

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Operations

For the Period Ended March 31, 2015

(Unaudited)

	Gotham Enhanced 500 Return Fund*	Gotham Index Plus Fund**	Gotham Total Return Fund**
Investment Income
Dividends	$53,113	$—	$—
Interest	6	—	—
Income from securities loaned (Note 5)	535	—	—

Total investment income	53,654	—	—

Expenses
Advisory fees (Note 2)	23,989	—	—
Dividends and fees on securities sold short	27,043	—	—
Administration and accounting fees (Note 2)	11,532	—	—
Registration and filing fees	9,940	—	—
Audit fees	6,141	—	—
Legal fees	4,220	—	—
Trustees’ and officers’ fees (Note 2)	3,556	—	—
Transfer agent fees (Note 2)	2,979	—	—
Printing and shareholder reporting fees	2,893	—	—
Custodian fees (Note 2)	1,093	—	—
Other expenses	1,567	—	—

Total expenses before waivers and reimbursements	94,953	—	—

Recoupments and/or waivers, reimbursements (Note 2)	(40,922)	—	—

Net expenses after waivers and reimbursements	54,031	—	—

Net investment loss	(377)	—	—

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	59,237	—	(7,715)
Net realized loss from securities sold short	(74,789)	—	—
Net change in unrealized appreciation/(depreciation) on investments	32,909	(35,291)	—
Net change in unrealized depreciation on securities sold short	(65,510)	—	—

Net realized and unrealized loss on investments	(48,153)	(35,291)	(7,715)

Net decrease in net assets resulting from operations	$(48,530)	$(35,291)	$(7,715)

*	The Fund commenced operations on December 31, 2014.
**	The Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Enhanced 500 Return Fund	Gotham Index Plus Fund	Gotham Total Return Fund
	For the Period Ended March 31, 2015 (Unaudited)*	For the Period Ended March 31, 2015 (Unaudited)**	For the Period Ended March 31, 2015 (Unaudited)**
Net decrease in net assets from operations:
Net investment loss	$(377)	$—	$—
Net realized loss from investments and securities sold short	(15,552)	—	(7,715)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(32,601)	(35,291)	—

Net decrease in net assets resulting from operations	(48,530)	(35,291)	(7,715)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	5,664,000	5,000,000	2,000,000

Total increase in net assets	5,615,470	4,964,709	1,992,285

Net assets
Beginning of period	—	—	—

End of period	$5,615,470	$4,964,709	$1,992,285

Accumulated net investment loss, end of period	$(377)	$—	$—

*	The Fund commenced operations on December 31, 2014.
**	The Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flows

(Unaudited)

Gotham Enhanced 500 Fund
For the Period Ended March 31, 2015*
Cash flows provided from (used in) operating activities:
Net decrease in net assets resulting from operations	$(48,530)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(23,782,318)
Proceeds from disposition of long-term portfolio investments	14,009,673
Purchases to cover securities sold short	(3,746,727)
Proceeds from securities sold short	7,915,971
Net realized loss on investments and securities sold short	15,552
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	32,601
Increase in securities lending collateral	(1,125,124)
Increase in deposits with brokers for securities sold short	(10,155)
Increase in receivable for securities sold	(271,311)
Increase in dividend and interest receivable	(12,477)
Increase in prepaid expenses and other assets	(20,959)
Increase in payable for investments purchased	855,642
Increase in dividends and fees payable for securities sold short	5,750
Decrease in payable for investment advisor	(7,010)
Increase in payable for securities lending collateral	1,125,124
Increase in accrued expenses	39,950

Net cash used in operating activities	(5,024,348)

Cash flows from financing activities:
Net payment from Fund share activity	5,070,000

Net cash provided by financing activities	5,070,000

Net increase in cash	45,652
Cash at beginning of period	—

Cash at end of period	$45,652

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$9,260

*	The Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Enhanced 500 Fund
Institutional Class Shares
12/31/2014* - 03/31/2015(5)	$10.00	$(—)(6)	$(0.10)	$(0.10)	$—	$—	$—

Gotham Index Plus Fund
Institutional Class Shares
03/31/2015** - 03/31/2015(5)	$10.00	$ —	$(0.07)	$(0.07)	$—	$—	$—

Gotham Total Return Fund
Institutional Class Shares
03/31/2015** - 03/31/2015(5)	$10.00	$ —	$(0.04)	$(0.04)	$—	$—	$—

*	Commencement of operations.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	The Gotham Total Return Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Amount is less than $(0.005) per share.
(7)	Annualized.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000’s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (excluding dividend and interest expense)(3)	Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)	Ratio of Net Investment Income to Average Net Assets (including dividend and interest expense)	Portfolio Turnover Rate

$—	$9.90	(1.00)%	$5,615	4.50%(7)	2.25%(7)	7.91%(7)	(0.03)%(7)	200.69%(8)

$—	$9.93	(0.70)%	$4,965	—	—	—	—	—

$—	$9.96	(0.40)%	$1,992	—	—	—	—	132.72%(8)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Enhanced 500 Fund and the Gotham Index Plus Fund are each a diversified, open-end management investment company and the Gotham Total Return Fund is a non-diversified, open-end management investment company (each a “Fund” and together, the “Funds”), which are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Gotham Enhanced 500 Fund commenced investment operations on December 31, 2014. The Gotham Index Plus Fund and the Gotham Total Return Fund commenced investment operations on March 31, 2015. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Gotham Funds consist of seven separate series of the Trust which are advised by Gotham Asset Management, LLC (“Gotham” or the “Adviser”), including the three Funds in this report. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

The Gotham Enhanced 500 Fund and Gotham Index Plus Fund seek to achieve their investment objective by primarily investing in long and short positions of equity securities. Equity securities include common and preferred stocks. The Gotham Total Return Fund seeks to achieve its investment objective by primarily investing in funds advised by Gotham.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three Levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2015

(Unaudited)

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2015

(Unaudited)

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — The Funds’ short sales are subject to special risks. A short sale involves the sale by the Funds of a security that it does not own with the expectation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2015, the Gotham Enhanced 500 Fund had securities sold short valued at $4,309,543, for which securities of $6,731,954, and cash deposits of $10,155, were pledged as collateral.

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. For the period from December 31, 2014 (commencement of operations) to March 31, 2015, Gotham Enhanced 500 Fund had net charges of $2,141 on securities sold short. This amount is included in dividends and fees on securities sold short on the statement of operations.

As of March 31, 2015, the Gotham Enhanced 500 Fund utilized short sales proceeds of $4,266,408 and incurred financing charges for the period ended March 31, 2015 of $7,650 to finance purchases of long securities. A financing fee is charged to the Fund based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, Gotham is entitled to receive a monthly fee at the annual rate of 2.00% and 1.33% of the average net assets for Gotham Enhanced 500 Fund and Gotham Index Plus Fund, respectively. For the Gotham Total Return Fund, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 2.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory from each underlying fund as investment adviser to such funds. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that a Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25%, 1.50% and 0.25% (on an annual basis) of average daily net assets for the Gotham Enhanced 500 Fund, Gotham Index Plus Fund and Gotham Total Return Fund, respectively (the “Expense Limitation”). The Expense Limitation will remain in place until

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2015

(Unaudited)

August 31, 2018 for Gotham Enhanced 500 Fund and January 31, 2019 for Gotham Index Plus Fund and Gotham Total Return Fund, unless the Board approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Funds. No recoupment will occur unless a Fund’s expenses are below the applicable Expense Limitation.

For the period ended March 31, 2015, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Enhanced 500 Fund	$23,989	$(40,922)	$(16,933)

For the period ended March 31, 2015, Gotham Index Plus Fund and Gotham Total Return Fund did not accrue or pay any advisory fees.

As of March 31, 2015, the amount of potential recovery for the Fund was as follows:

Expiration 09/30/2018
Gotham Enhanced 500 Fund	$40,922

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust, each of whom is not an officer or employee of an investment adviser, sub-adviser or other service provider to the Trust, receive compensation in the form of an annual retainer and per meeting fees, for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2015 was $54. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2015

(Unaudited)

The following table lists the issuer owned by Gotham Total Return Fund that may be deemed “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuers during the period ended March 31, 2015:

Gotham Total Return Fund
Name of Issuer	Shares Held at 9/30/14	Value at 9/30/14	Purchase Cost	Sales Proceeds	Value at 3/31/15	Shares Held at 3/31/15	Dividend Income for the period ended 3/31/15	Net Realized Gain (Loss) for the period ended 3/31/15
Gotham Absolute 500 Fund	—	$—	$1,187,994	$—	$1,187,994	114,782	$—	$—
Gotham Enhanced 500 Fund	—	—	594,000	—	594,000	60,000	—	—
Gotham Neutral Fund	—	—	197,998	—	197,998	18,893	—	—

3. Investment in Securities

For the period from commencement of operations through March 31, 2015, (Gotham Enhanced 500 commenced operations on December 31, 2014 and Gotham Index Plus Fund and Gotham Total Return Fund commenced operations on March 31, 2015) aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Gotham Enhanced 500 Fund	$23,782,318	$14,009,673
Gotham Index Plus Fund	4,956,789	—
Gotham Total Return Fund	3,301,678	1,313,971

4. Capital Share Transactions

For the period from commencement of operations through March 31, 2015, (Gotham Enhanced 500 commenced operations on December 31, 2014 and Gotham Index Plus Fund and Gotham Total Return Fund commenced operations on March 31, 2015) transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2015

(Unaudited)

	For the Period Ended March 31, 2015 (Unaudited)
	Shares	Value
Gotham Enhanced 500 Fund:
Institutional Class Shares:
Sales	567,284	$5,664,000
Reinvestments	—	—
Redemption Fees*	—	—
Redemptions	—	—
Net Increase	567,284	$5,664,000

Gotham Index Plus Fund:
Institutional Class Shares:
Sales	500,000	$5,000,000
Reinvestments	—	—
Redemption Fees*	—	—
Redemptions	—	—

Net Increase	500,000	$5,000,000

Gotham Total Return Fund:
Institutional Class Shares:
Sales	200,000	$2,000,000
Reinvestments	—	—
Redemption Fees*	—	—
Redemptions	—	—

Net Increase	200,000	$2,000,000

*There is a 1.00% redemption fee that may be charged on shares redeemed within 90 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term investments and securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended March 31, 2015, the Gotham Enhanced 500 Fund had a securities

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2015

(Unaudited)

lending program. The market value of securities on loan and collateral as of March 31, 2015 and the income generated from the program during the period ended March 31, 2015 with respect to such loans are as follows:

	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
Gotham Enhanced 500 Fund	$1,070,599	$1,125,124	$535

Securities lending transactions are entered into by the Gotham Enhanced 500 Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2015:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Received	Net Amount
Gotham Enhanced 500 Fund	$1,070,599	$—	$1,070,599	$—	$(1,070,599)	$—

*Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of March 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Gotham Enhanced 500 Fund	$9,831,882	$293,479	$(260,570)	$32,909
Gotham Index Plus Fund	4,956,789	—	(35,291)	(35,291)
Gotham Total Return Fund	1,979,992	—	—	—

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At in-person meetings held on December 16-17, 2014 and March 24-25, 2015, respectively, (the “Meetings”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”), (i) with respect to the Gotham Enhanced 500 Fund (the “Enhanced 500 Fund,”) and (ii) with respect to the Gotham Index Plus Fund (the “Index Plus Fund,”) and the Gotham Total Return Fund (the “Total Return Fund”) (collectively, and with the Enhanced 500 Fund, the “Funds”), for an initial two-year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund; and (x) compliance with federal securities laws and other regulatory requirements. At the December 16-17, 2014 Meeting, the Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted that each year, they receive a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the December 16-17, 2014 Meeting both in person and via teleconference and the March 24-25, 2015 Meeting via teleconference. The representatives from Gotham discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered that the proposed strategies for the Funds were new, and therefore did not have historical performance. However, at each Meeting, the Trustees received performance information for the other series of the Trust advised by Gotham (each a “Gotham Fund” and collectively, the “Gotham Funds”), which was representative of the Adviser’s performance in implementing certain types of strategies to be employed for the proposed Funds. With respect to the Enhanced 500 Fund, at the December 16-17, 2014 Meeting, the Trustees were provided with the performance information of the existing Gotham Funds for the year to date, one year, two year, three year and since inception periods ended

GOTHAM FUNDS

Other Information

(Unaudited)

September 30, 2014, as applicable, as compared to each Gotham Fund’s respective benchmark and Lipper peer group. The Trustees noted that each Gotham Fund outperformed its respective benchmark and Lipper peer group for all periods ended September 30, 2014, with the exception of one Gotham Fund, which had only short-term performance and underperformed its benchmark and Lipper peer group for the since inception (July 31, 2014) period ended September 30, 2014. At the same Meeting, the Adviser also provided comparative performance information for the Gotham Enhanced Return Fund and for a private fund managed by the Adviser for the since inception and one year periods ended October 31, 2014, including comparisons to the S&P 500 Index for the same periods.

With respect to the Index Plus Fund and Total Return Fund, at the March 24-25, 2015 Meeting, the Trustees were provided with the performance information of the existing Gotham Funds for the year to date, one year, two year, three year and since inception periods ended December 31, 2014, as applicable, as compared to each Gotham Fund’s respective benchmark and Lipper peer group. The Trustees noted that each Gotham Fund outperformed its respective benchmark and Lipper peer group for all periods ended December 31, 2014, with the exception of one Gotham Fund, which had only short-term performance and underperformed its benchmark for the since inception (July 31, 2014) period ended December 31, 2014. In considering this information, the Trustees noted that the Total Return Fund, as a fund of funds, intends to allocate a majority of its assets among other Gotham Funds.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. The Trustees reviewed information regarding the fees the Adviser charges to the other Gotham Funds, including a comparison to such Gotham Funds’ respective Lipper peer groups, noting that the gross advisory fee and net expense ratio for each Gotham Fund were higher than the median gross advisory fee and net expense ratio of its respective Lipper peer group. The Trustees also discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Gotham Funds’ respective Lipper categories.

With respect to the Enhanced 500 Fund, the Trustees noted that the proposed contractual advisory fee was the same as for the other existing Gotham Funds. The Trustees also evaluated explanations provided by the Adviser as to differences in fees proposed to be charged to the Enhanced 500 Fund and other similarly managed accounts. With respect to the Index Plus Fund, the Trustees considered that the proposed contractual advisory fee was lower than each of the existing Gotham Funds, due in part to the Index Plus Fund’s anticipated higher utilization of exchange traded funds in implementing its investment strategy. With respect to the Total Return Fund, the Trustees considered that Gotham would not be entitled to receive an investment advisory fee on the Total Return Fund’s assets invested in another Gotham Fund, but would be entitled to receive an investment advisory fee on the Fund’s average net assets invested in investments other than a Gotham Fund. They further considered that while Gotham would not receive an investment advisory fee from the Total Return Fund on assets invested in an underlying Gotham Fund, it would receive an investment advisory fee from each underlying Gotham Fund as investment adviser to such fund. The Trustees concluded that the advisory fees and services proposed to be provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided or to be provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits to be received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent balance sheet. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services to be provided, taking into account the projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Enhanced 500 Fund, the Index Plus Fund, and the Total Return Fund, each for an initial two year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	5/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	5/28/2015

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	5/28/2015

* Print the name and title of each signing officer under his or her signature.